Property, plant and equipment and Exploration and evaluation assets - Schedule of reconciliation of depreciation, depletion and amortization expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Depreciation, depletion and amortisation expense on
Property, plant and equipment and intangibles	₨ 91,148	$ 1,201	₨ 81,178	₨ 100,490
Less: Depreciation capitalized	(39)	(1)	(498)
Less: Cost allocated to joint ventures	(240)	(3)	(238)	(586)
Charged to consolidated statement of profit or loss	91,148	1,201	81,178	100,490
Property, plant and equipment [member]
Depreciation, depletion and amortisation expense on
Property, plant and equipment and intangibles	90,724	1,196	81,232	100,255
Intangible assets [member]
Depreciation, depletion and amortisation expense on
Property, plant and equipment and intangibles	703	9	682	821
Property Plant And Equipment And Intangibles [Member]
Depreciation, depletion and amortisation expense on
Property, plant and equipment and intangibles	₨ 91,427	$ 1,205	₨ 81,914	₨ 101,076